Other Non-current Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Non-Current Liabilities [Abstract]
Accruals	£ 6	£ 4
Deferred income	165	254
Other payables	929	849
Other non-current liabilities	£ 1,100	£ 1,107